Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2017	Dec. 31, 2016
Consolidated Balance Sheets
Deferred shares, par value (in dollars per share)	$ 1.098	$ 1.098
Deferred shares, shares authorized	40,000	40,000
Deferred shares, shares issued	40,000	40,000
Deferred shares, shares outstanding	40,000	40,000
Ordinary shares, par value (in dollars per share)	$ 0.01	$ 0.01
Ordinary shares, shares authorized	600,000,000	600,000,000
Ordinary shares, shares issued	35,812,344	35,335,026
Ordinary shares, shares outstanding	35,812,344	35,335,026